Earnings Per Unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Reconciliation of Numerators and Denominators of Basic and Diluted Per Unit Computations for Net Income Loss

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to unvested restricted units	(2,232)

	$234,854

Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—

Diluted net income per unit		198,160	$1.19

Three months ended June 30, 2011:
Net income:
Allocated to units	$237,109
Allocated to unvested restricted units	(2,475)

	$234,634

Net income per unit:
Basic net income per unit		175,035	$1.34
Dilutive effect of unit equivalents		762	(0.01)

Diluted net income per unit		175,797	$1.33

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to unvested restricted units	(2,735)

	$228,149

Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)

Diluted net income per unit		196,039	$1.16

Six months ended June 30, 2011:
Net loss:
Allocated to units	$(209,573)
Allocated to unvested restricted units	(2,439)

	$(212,012)

Net loss per unit:
Basic net loss per unit		169,104	$(1.25)
Dilutive effect of unit equivalents		—	—

Diluted net loss per unit		169,104	$(1.25)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for income (loss) from continuing operations:

	Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2011:
Income from continuing operations:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)

	$433,700

Income per unit:
Basic income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)

Diluted income per unit		172,729	$2.51

Year ended December 31, 2010:
Loss from continuing operations:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—

	$(114,288)

Loss per unit:
Basic loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—

Diluted loss per unit		142,535	$(0.80)

Year ended December 31, 2009:
Loss from continuing operations:
Allocated to units	$(295,841)
Allocated to unvested restricted units	—

	$(295,841)

Loss per unit:
Basic loss per unit		119,307	$(2.48)
Dilutive effect of unit equivalents		—	—

Diluted loss per unit		119,307	$(2.48)